LEASES - Lease payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LEASES
Lease with a term of 12 months or less	$ 4.8	$ 23.7
Leases of assets with underlying value, when new, of $5,000 or less	0.1	0.4
Leases with variable lease payments	31.2	23.3
Total	$ 36.1	$ 47.4